Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge Credit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Abstract]
Income before taxation	$ 18,130	$ 5,606	$ 2,047
Share of profit of joint ventures and associates	(4,225)	(3,545)	(3,527)
Income/(loss) before taxation and share of profit of joint ventures and associates	13,905	2,061	(1,480)
Applicable tax charge/(credit) at statutory tax rates	4,532	(344)	930
Adjustments in respect of prior periods	(411)	(219)	320
Tax effects of:
Expenses not deductible for tax purposes	2,423	2,066	1,452
Changes in tax rates and legislation (see above)	2,004	(200)	(526)
Income not subject to tax at statutory rates	(1,852)	(1,740)	(2,597)
(Recognition)/derecognition of deferred tax assets	(957)	1,575	108
Deductible items not expensed	(584)	(516)	(418)
Taxable income not recognised	251	509	384
Other	(711)	(302)	194
Total taxation charge/(credit)	$ 4,695	$ 829	$ (153)